Acquisition Of Canadian Oil Sands Limited - Purchase Price Allocation (Details) - COS CAD in Millions	Feb. 05, 2016 CAD
Assets acquired
Cash	CAD 109.0
Accounts receivable	231.0
Inventory	135.0
Other assets	105.0
Property, plant and equipment	9,476.0
Exploration and evaluation	602.0
Total assets acquired	10,658.0
Liabilities assumed
Accounts payable and other liabilities	(375.0)
Long-term debt	(2,639.0)
Employee future benefits	(323.0)
Decommissioning provision	(1,169.0)
Deferred income taxes	(1,826.0)
Total liabilities assumed	(6,332.0)
Net assets acquired	4,326.0
Non-controlling interest	(1,172.0)
Net assets acquired	CAD 3,154.0